CLAYMORE EXCHANGE-TRADED FUND TRUST

      Claymore/Clear Spin-Off ETF
      Claymore/Zacks Yield Hog ETF
      Claymore/Zacks Mid-Cap Core ETF
      Claymore/Sabrient Defender ETF
      Claymore/BNY BRIC ETF
      Claymore/Zacks Dividend Rotation ETF
      Claymore/S&P Global Dividend Opportunities Index ETF
      Claymore/Sabrient Insider ETF
      Claymore/Ocean Tomo Patent ETF
      Claymore/Ocean Tomo Growth Index ETF
      Claymore/Sabrient Stealth ETF
      Claymore/Great Companies Large-Cap Growth Index ETF
      Claymore/Zacks Sector Rotation ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUNDS:

Each Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to each Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


October 27, 2008

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

      Claymore/Clear Spin-Off ETF
      Claymore/Zacks Yield Hog ETF
      Claymore/Zacks Mid-Cap Core ETF
      Claymore/Sabrient Defender ETF
      Claymore/BNY BRIC ETF
      Claymore/Zacks Dividend Rotation ETF
      Claymore/S&P Global Dividend Opportunities Index ETF
      Claymore/Sabrient Insider ETF
      Claymore/Ocean Tomo Patent ETF
      Claymore/Ocean Tomo Growth Index ETF
      Claymore/Sabrient Stealth ETF
      Claymore/Great Companies Large-Cap Growth Index ETF
      Claymore/Zacks Sector Rotation ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUNDS:


Each Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to each Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


October 27, 2008